Income taxes - Net Deferred Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of deferred tax [Line Items]
Deferred tax assets	$ 298	$ 552
Deferred tax liabilities	(284)	0
Net deferred tax assets	(14)	(552)
Before offset amount
Disclosure of deferred tax [Line Items]
Deferred tax assets	45,115	57,692
Deferred tax liabilities	(45,101)	(57,140)
Property and equipment
Disclosure of deferred tax [Line Items]
Deferred tax assets	3,283	3,924
Deferred tax liabilities	(305)	(411)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	17,852	24,741
Intangible assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(35,032)	(46,697)
Lease liabilities
Disclosure of deferred tax [Line Items]
Deferred tax assets	3,792	5,657
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(2,842)	(4,213)
Deferred revenue
Disclosure of deferred tax [Line Items]
Deferred tax assets	387	421
Long-term incentive plan
Disclosure of deferred tax [Line Items]
Deferred tax assets	8,632	8,844
Capitalized R&D costs
Disclosure of deferred tax [Line Items]
Deferred tax assets	9,060	12,535
Other
Disclosure of deferred tax [Line Items]
Deferred tax assets	2,109	1,570
Deferred tax liabilities	$ (6,922)	$ (5,819)